UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:     (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Dinakar Singh        New York, New York     November 16, 2009
       ---------------------  -------------------------  -----------------
            [Signature]               [Place]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          46
                                               -------------

Form 13F Information Table Value Total:          6,672,599
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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          COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
     ------------------            --------      --------   --------  ----------------------- --------   --------  ----------------
                                                                                                                   VOTING AUTHORITY
       NAME OF ISSUE            TITLE OF CLASS    CUSIP     VALUE    SHRS OR PRN        PUT/ INVESTMENT   OTHER    ----------------
                                                           (X$1000)      AMT     SH/PRN CALL DISCRETION  MANAGERS     SOLE   SHARED
-----------------------------------------------------------------------------------------------------------------------------------

ACE LTD                               SHS       H0023R105   200,230   3,745,410    SH          SOLE                3,745,410
ACTIVISION BLIZZARD INC               COM       00507V109    53,538   4,321,072    SH          SOLE                4,321,072
APOLLO GROUP INC                     CL A       037604105    71,828     975,000    SH          SOLE                  975,000
BIOGEN IDEC INC                       COM       09062X103    75,780   1,500,000    SH          SOLE                1,500,000
BORGWARNER INC                        COM       099724106   155,990   5,155,000    SH          SOLE                5,155,000
BURLINGTON NORTHN SANTA FE C          COM       12189T104    39,915     500,000    SH   CALL   SOLE                  500,000
BURLINGTON NORTHN SANTA FE C          COM       12189T104   123,497   1,547,000    SH          SOLE                1,547,000
CATERPILLAR INC DEL                   COM       149123101    38,498     750,000    SH   PUT    SOLE                  750,000
CF INDS HLDGS INC                     COM       125269100    99,165   1,150,000    SH          SOLE                1,150,000
CORNING INC                           COM       219350105   122,817   8,022,000    SH          SOLE                8,022,000
COVIDIEN PLC                          SHS       G2554F105   275,787   6,375,100    SH          SOLE                6,375,100
CSX CORP                              COM       126408103    41,860   1,000,000    SH          SOLE                1,000,000
CVS CAREMARK CORPORATION              COM       126650100   104,825   2,933,000    SH          SOLE                2,933,000
DOW CHEM CO                           COM       260543103    75,577   2,899,000    SH          SOLE                2,899,000
EXTERRAN HLDGS INC              NOTE 4.250% 6/1 30225XAA1     6,250   5,000,000   PRN          SOLE                5,000,000
FEDEX CORP                            COM       31428X106   112,830   1,500,000    SH   PUT    SOLE                1,500,000
GOODRICH CORP                         COM       382388106   185,299   3,410,000    SH          SOLE                3,410,000
HALLIBURTON CO                        COM       406216101   135,600   5,000,000    SH          SOLE                5,000,000
HEWLETT PACKARD CO                    COM       428236103   249,033   5,275,000    SH          SOLE                5,275,000
HOME DEPOT INC                        COM       437076102    69,664   2,615,000    SH          SOLE                2,615,000
INTERNATIONAL GAME TECHNOLOG          COM       459902102    47,707   2,221,000    SH          SOLE                2,221,000
INTL PAPER CO                         COM       460146103   156,610   7,045,000    SH          SOLE                7,045,000
JPMORGAN CHASE & CO                   COM       46625H100   288,117   6,575,000    SH          SOLE                6,575,000
LOCKHEED MARTIN CORP                  COM       539830109   185,830   2,380,000    SH          SOLE                2,380,000
LORILLARD INC                         COM       544147101   173,119   2,330,000    SH          SOLE                2,330,000
LOWES COS INC                         COM       548661107   109,956   5,251,000    SH          SOLE                5,251,000
MASTERCARD INC                       CL A       57636Q104    46,292     229,000    SH          SOLE                  229,000
NATIONAL OILWELL VARCO INC            COM       637071101    36,661     850,000    SH          SOLE                  850,000
NAVISTAR INTL CORP NEW                COM       63934E108    54,820   1,465,000    SH          SOLE                1,465,000
OIL SVC HOLDRS TR                DEPOSTRY RCPT  678002106   293,575   2,500,000    SH          SOLE                2,500,000
OMNICARE INC                          COM       681904108    53,440   2,373,000    SH          SOLE                2,373,000
ORACLE CORP                           COM       68389X105   438,057  21,020,000    SH          SOLE               21,020,000
PEPSICO INC                           COM       713448108   306,792   5,230,000    SH          SOLE                5,230,000
PROGRESS ENERGY INC                   COM       743263105    39,060   1,000,000    SH   CALL   SOLE                1,000,000
SELECT SECTOR SPDR TR            SBI INT-UTILS  81369Y886   423,819  14,450,000    SH   CALL   SOLE               14,450,000
STRAYER ED INC                        COM       863236105    10,231      47,000    SH          SOLE                   47,000
TERRA INDS INC                        COM       880915103   260,025   7,500,000    SH          SOLE                7,500,000
TEVA PHARMACEUTICAL INDS LTD          ADR       881624209   134,197   2,654,209    SH          SOLE                2,654,209
THERMO FISHER SCIENTIFIC INC          COM       883556102   151,753   3,475,000    SH          SOLE                3,475,000
TIME WARNER CABLE INC                 COM       88732J207   129,727   3,010,600    SH          SOLE                3,010,600
TIME WARNER INC                     COM NEW     887317303   395,639  13,747,000    SH          SOLE               13,747,000
UNION PAC CORP                        COM       907818108   121,426   2,081,000    SH          SOLE                2,081,000
UNITED PARCEL SERVICE INC            CL B       911312106   112,940   2,000,000    SH   PUT    SOLE                2,000,000
VISA INC                           COM CL A     92826C839   241,125   3,489,000    SH          SOLE                3,489,000
WALGREEN CO                           COM       931422109   143,135   3,820,000    SH          SOLE                3,820,000
WMS INDS INC                          COM       929297109    80,564   1,808,000    SH          SOLE                1,808,000
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